Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2024
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

7. Discontinued operations and assets held for sale

The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Similarly, equity accounting ceases for associates and joint ventures held for sale.

Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the Consolidated financial statements include amounts for continuing operations, unless indicated otherwise.

Transactions between the Group's continuing and discontinued operations are eliminated in full in the Consolidated income statement. To the extent that the Group considers that the commercial relationships with discontinued operations will continue post-disposal, transactions are reflected within continuing operations with an opposite charge or credit reflected within the results of discontinued operations resulting in a net nil impact on the Group’s Profit for the financial year for the years presented.

Discontinued operations

On 31 October 2023, the Group announced that it had entered into binding agreements with Zegona Communications plc (’Zegona’) in relation to the sale of 100% of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’).

On 15 March 2024, the Group announced that it had entered into a binding agreement with Swisscom AG (‘Swisscom’) in relation to the sale of 100% of Vodafone Italia S.p.A. (’Vodafone Italy’). The expected completion of the disposal is in the first half of 2025.

Consequently, the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations and the assets and liabilities of both are presented as held for sale in the consolidated statement of financial position.

On 31 May 2024, the Group announced it had completed the sale of Vodafone Spain. See note 33 ‘Subsequent events’.

A summary of the results of these discontinued operations is below.

	2024		2023		2022
	€m		€m		€m
(Loss)/profit for the financial year - Discontinued operations
Vodafone Spain	(5)		(340)		(352)
Vodafone Italy	(60)		93		537
Total	(65)		(247)		185

(Loss)/earnings per share - Discontinued operations
Basic	(0.24)	c	(0.89)	c	0.64	c
Diluted	(0.24)	c	(0.89)	c	0.63	c

7. Discontinued operations and assets held for sale (continued)

Segment analysis of discontinued operations

Vodafone Spain

The results of discontinued operations in Spain are detailed below.

	2024	2023	2022
	€m	€m	€m
Revenue	3,773	3,675	3,960
Cost of sales	(2,593)	(2,959)	(3,105)
Gross profit	1,180	716	855
Selling and distribution expenses	(259)	(314)	(328)
Administrative expenses	(435)	(575)	(772)
Net credit losses on financial assets	(120)	(35)	(115)
Other expense	–	(122)	–
Operating profit/(loss)	366	(330)	(360)
Investment income	29	16	2
Financing costs	(56)	(26)	(23)
Profit/(loss) before taxation	339	(340)	(381)
Income tax credit	1	–	29
Profit/(loss) after tax of discontinued operations	340	(340)	(352)

After tax loss on the re-measurement of disposal group	(345)	–	–

Loss for the financial year from discontinued operations	(5)	(340)	(352)

Total comprehensive expense for the financial year from discontinued operations
Attributable to owners of the parent	(5)	(340)	(352)

7. Discontinued operations and assets held for sale (continued)

On 31 May 2024, the Group announced it had completed the sale of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’) to Zegona Communications plc (‘Zegona’) for €4.1 billion in cash (subject to closing accounts adjustments) and €0.9 billion in the form of Redeemable Preference Shares (‘RPS’). The RPS will be issued to Vodafone by a newly created entity, which will subscribe for new ordinary shares in Zegona for an amount, based on the issue price for Zegona's equity raise, that is equivalent to the amount of RPS being subscribed for by Vodafone. The RPS will be redeemed 6 years after completion, or earlier following a material liquidity event or exit for Zegona that releases funds to its shareholders. A proportion of the consideration is related to future services to be provided by the Group to Zegona. For the year ended 31 March 2024, the Group recorded a non-cash charge of €345 million (pre and post-tax), included in discontinued operations, as a result of the re-measurement of Vodafone Spain to its fair value less costs to sell. The charge mostly results from the non-recognition of €538 million (pre and post-tax) depreciation and amortisation of non-current assets from the date Vodafone Spain was classified as held for sale.

The fair value of the Group’s equity interest at 31 March 2024 was determined with reference to the consideration expected from the agreed sale to Zegona less adjustments for estimated completion adjustments, consideration for future services to be received by Zegona from the Group and the elimination of intercompany debt. This approach was considered to result in a level 2 valuation in accordance with IFRS 13 as certain estimated completion adjustments and the fair value of the non-cash consideration, are not observable.

Vodafone Italy

The results of discontinued operations in Italy are detailed below.

	2024	2023	2022
	€m	€m	€m
Revenue	4,579	4,722	4,944
Cost of sales	(3,438)	(3,532)	(3,521)
Gross profit	1,141	1,190	1,423
Selling and distribution expenses	(244)	(238)	(276)
Administrative expenses	(760)	(710)	(671)
Net credit losses on financial assets	(51)	(66)	(42)
Other expense	–	(1)	(1)
Operating profit	86	175	433
Investment income	–	–	1
Financing costs	(86)	(93)	(99)
Profit before taxation	–	82	335
Income tax credit	23	11	202
Profit after tax of discontinued operations	23	93	537

After tax loss on the re-measurement of disposal group	(83)	–	–

(Loss)/profit for the financial year from discontinued operations	(60)	93	537

Total comprehensive (expense)/income for the financial year from discontinued operations
Attributable to owners of the parent	(71)	80	537

The consideration for Vodafone Italy is comprised of €8 billion cash to be paid on completion. A proportion of the consideration is related to future services to be provided by the Group to Swisscom. For the year ended 31 March 2024, the Group recorded a non-cash charge of €83 million (pre and post-tax), included in discontinued operations, as a result of the re-measurement of Vodafone Italy to its fair value less costs to sell. The charge mostly results from the non-recognition of €93 million (€67 million net of tax) depreciation and amortisation of non-current assets from the date Vodafone Italy was classified as held for sale.

The fair value of the Group’s equity interest at 31 March 2024 was determined with reference to the consideration expected to be received from the agreed sale to Swisscom, less adjustments for estimated completion adjustments, consideration for future services to be received by Swisscom from the Group and the elimination of intercompany debt. This approach was considered to result in a level 2 valuation in accordance with IFRS 13 as, certain completion related adjustments and estimates of the value of the future services to be provided, are not observable.

7. Discontinued operations and assets held for sale (continued)

Assets held for sale

Assets and liabilities relating to Vodafone Spain and Vodafone Italy have been classified as held for sale in the consolidated statement of financial position at 31 March 2024. The relevant assets and liabilities are detailed in the table below.

	Vodafone Spain	Vodafone Italy	Total
	€m	€m	€m
Non-current assets
Goodwill	–	2,398	2,398
Other intangible assets	987	3,331	4,318
Property, plant and equipment	4,957	4,307	9,264
Other investments	2	–	2
Deferred tax assets	–	461	461
Trade and other receivables	223	167	390
	6,169	10,664	16,833
Current assets
Inventory	39	134	173
Taxation recoverable	–	77	77
Trade and other receivables	805	1,117	1,922
Cash and cash equivalents	13	29	42
	857	1,357	2,214
Assets held for sale	7,026	12,021	19,047

Non-current liabilities
Borrowings	878	1,509	2,387
Deferred tax liabilities	3	–	3
Post employment benefits	–	45	45
Provisions	158	115	273
Trade and other payables	43	120	163
	1,082	1,789	2,871
Current liabilities
Borrowings	346	673	1,019
Taxation liabilities	–	12	12
Provisions	23	67	90
Trade and other payables	1,203	1,723	2,926
	1,572	2,475	4,047
Liabilities held for sale	2,654	4,264	6,918